AMOUNTS DUE TO OTHER RELATED PARTIES - Notes (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 01, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related party transactions
Credit period on purchase of goods for related parties (in days)		365 days
Minimum
Related party transactions
Credit period on purchase of goods for related parties (in days)		90 days
Sky Solar (Hong Kong) International Co., Ltd.
Related party transactions
Amount due to				$ 3,000
Interest rate (as a percent)		12.00%
Amounts due from other related parties - gross, current, non-trade			$ 1,339
Mr. Su
Related party transactions
Agreed payment to related party for assuming liabilities	$ 2,400
Assuming liabilities under purchase arrangement with related party	2,300
Miscellaneous expenses under purchase arrangement with related party	$ 100
Amounts due from other related parties - gross, current, non-trade		$ 15,220
Mr.Su | Sky Solar (Hong Kong) International Co., Ltd.
Related party transactions
Ownership interest in subsidiary (as a percent)		100.00%	100.00%
Mr.Su | Sky Solar Investment Limited
Related party transactions
Percentage of interest agreed to transfer	100.00%